FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
FINANCIAL STATEMENTS [Abstract]
FINANCIAL STATEMENTS
NOTE 1- FINANCIAL STATEMENTS

The accompanying unaudited financial statements have been prepared by Lightwave Logic, Inc. (the Company).  These statements include all adjustments (consisting only of its normal recurring adjustments) which management believes necessary for a fair presentation of the statements and have been prepared on a consistent basis using the accounting polices described in the Summary of Accounting Policies included in the 2012 Annual Report.  Certain financial information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, although the Company firmly believes that the accompanying disclosures are adequate to make the information presented not misleading.  The financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012, as filed with the Securities and Exchange Commission.   The interim operating results for the three and six months ending June 30, 2013 may not be indicative of operating results expected for the full year.

Loss per Share

The Company follows Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss in 2013 and 2012, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Comprehensive Income

The Company follows FASB ASC 220.10, "Reporting Comprehensive Income."  Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.  Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net income (loss).

Recently Issued Accounting Pronouncements Not Yet Adopted

As of June 30, 2013, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.

Recently Adopted Accounting Pronouncements

As of June 30, 2013 and for the period then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.